FORECLOSED ASSETS, (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($)
FORECLOSED ASSETS [Abstract]
Balance, beginning of year	$ 789	$ 1,011
Additions	1,618	520
Proceeds from sale	(916)	(523)
Valuation adjustments	(355)	(195)
Net gains (losses) on sales	21	(24)
Balance, end of year	$ 1,157	$ 789
Number of foreclosed residential real estate property | Property	1
Foreclosed residential real estate	$ 196
Mortgage loans in process of foreclosure	$ 0